Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 T
SunCoke Energy, Inc. [Member]
Long-term Purchase Commitment [Line Items]
Long-term annual purchase commitment for coke (in tons)	1,100,000
Capital Investment Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments for future capital investments	$ 24.1